Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 15,984	$ 16,002	$ 15,871	$ 14,652	$ 15,717	$ 16,097	$ 16,045	$ 16,761		$ 62,509	$ 64,620	$ 77,906
Interest Costs Capitalized										$ 300	$ 400
Other Businesses [Member] | Forney [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment impairment charges			$ 600
Other Businesses [Member] | Graham Healthcare Group [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment impairment charges		$ 400
Higher Education [Member] | Education [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment impairment charges									$ 6,900